Summary of Significant Accounting Policies (Policies)	9 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
Interim Financial Statements

Interim financial statements

The accompanying unaudited interim financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) set forth in Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited interim financial statements furnished reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. These financial statements should be read in conjunction with the financial statements of the Company for the fiscal year ended July 31, 2012 and notes thereto contained in the Company’s Annual Report on Form 10-K.

Revenue Recognition

Revenue Recognition

We recognize revenue in accordance with SEC Staff Accounting Bulletin (SAB) No. 104, “Revenue Recognition.” Revenue for our products is most often recognized upon delivery of the products to the customer, but in no case prior to when the risk of loss and other risks and rewards of ownership are transferred. Net revenues reflect gross revenues less sales discounts, customer rebates, sales incentives, and product returns. In accordance with accounting standards for consideration given by a vendor to a customer (including a reseller of the vendor's products), we record reserves for customer rebates, typically based upon projected customer volumes. In addition, in connection with obtaining long-term supply agreements from our funeral home customers, we may offer sales incentives in the form of custom showrooms and fixtures. Costs associated with these sales incentives are amortized over the term of the related agreement, typically 3 to 5 years. Our sales terms generally offer customers various rights of return. We record reserves for estimated product returns in accordance with the standards for revenue recognition when a right of return exists.

Inventories

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out (“FIFO”) method. Inventories are acquired from a contract manufacturer and are, therefore, all finished goods.

Loan Costs

Loan Costs

The Company adopted the provisions of FASB ASC 310-20-25, Loan Origination Fees and Direct Loan Origination Costs, and defers direct costs incurred to originate a loan. Deferred loans costs are amortized on a straight-line basis because of the short term nature of the related debt.

Share based Compensation

Share-Based Compensation

The Company follows the provisions of FASB ASC 505-50, Equity Based Payments to Non-employees, which requires all stock-based payments to service providers, including grants of employee stock options, to be recognized in the financial statements based on their fair values on the date of grant

The Company issues stock-based compensation awards to contractors, vendors and for marketing purposes. This compensation is generally in the form of restricted shares of common stock.

The Company measures and recognizes compensation expense for all stock-based awards based on the awards' fair value which is generally the quoted market value of common shares on the date that the contract mandating the award issuance is executed. The Company recognizes the expense on a straight-line basis over the service period of the related contract. However, if shares of common stock are issued as of the inception of a contract period and the Company does not have the right to recover any of the shares for nonperformance, the entire expense is recognized at the inception date of the contract.

Basic and Diluted Loss Per Common Share

Basic and Diluted Loss Per Common Share

Net loss per common share is computed pursuant to section FASB ASC 260-10-45. Basic and diluted net income per common share has been calculated by dividing the net income for the period by the basic and diluted weighted average number of common shares outstanding assuming that the Company incorporated as of the beginning of the first period presented. There were no dilutive shares outstanding at April 30, 2013 or 2012. Issuable common stock is not included in the calculation of basic or diluted weighted average number of common shares outstanding because including these shares would be antidilutive.

Discontinued Operation

Discontinued Operations

In accordance with FASB ASC 205-20, Presentation of Financial Statements-Discontinued Operations, the Company reported the results of its commercial cleaning services as a discontinued operation. The results of operations of business dispositions are segregated from continuing operations and reflected as discontinued operations in current and prior periods.

Recently Issued Accounting Standards	Recently Issued Accounting Standards There were no new accounting pronouncements that had a significant impact on the Company’s operating results or financial position.